Shareholder's equity - Subscribed capital (Details) € / shares in Units, € in Thousands	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€)	Apr. 23, 2025 shares
Shareholder's equity
Subscribed capital | €	€ 2	€ 2
Number of shares outstanding	139,699,831		136,374,256
Nominal value per share | € / shares	€ 0.000015
YOOX Net-a-Porter Group S.p.A (YNAP)
Shareholder's equity
Number of shares issued			49,741,342